Asbestos - Asbestos Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Change in estimates:
Change in actuarial estimate - asbestos liability	$ 56.0	$ 145.6	$ 33.0
Change in actuarial estimate - insurance receivable	(0.1)	(5.3)	(2.0)
Change in estimate - AICF claims-handling costs	1.2	0.6	1.5
Subtotal - Change in estimates	57.1	140.9	32.5
Effect of foreign exchange on Asbestos net liabilities	(45.9)	(13.2)	123.0
Loss (gain) on foreign currency forward contracts	24.5	5.3	(11.7)
Other	1.3	(1.3)	0.1
Asbestos adjustments loss	$ 37.0	$ 131.7	$ 143.9